Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2024		Dec. 31, 2023
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 339.2	[1]	$ 224.9
Transportation		82.5
Interest obligations		63.2
Office lease (existing)		0.7
Lease liability	[2]	10.0
Decommissioning liability	[3]	115.7
Total		611.3
2025 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	3.0
Transportation		17.5
Interest obligations		29.4
Office lease (existing)		0.7
Lease liability	[2]	2.1
Decommissioning liability	[3]	19.7
Total		72.4
2026 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	225.0
Transportation		17.1
Interest obligations		20.1
Lease liability	[2]	1.6
Decommissioning liability	[3]	18.2
Total		282.0
2027 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	111.2
Transportation		13.9
Interest obligations		13.7
Lease liability	[2]	1.0
Decommissioning liability	[3]	15.7
Total		155.5
2028 [member]
Disclosure of commitments and contingencies [line items]
Transportation		13.0
Lease liability	[2]	0.6
Decommissioning liability	[3]	14.5
Total		28.1
2029 [member]
Disclosure of commitments and contingencies [line items]
Transportation		13.0
Lease liability	[2]	0.1
Decommissioning liability	[3]	12.0
Total		25.1
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation		8.0
Lease liability	[2]	4.6
Decommissioning liability	[3]	35.6
Total		$ 48.2

[1]	The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.
[2]	Includes the Company's new office lease beginning in 2025
[3]	These amounts represent the present value of future reclamation and abandonment costs that are expected to be incurred over the life of the Company’s properties excluding decommissioning liabilities classified as held for sale.